FAIR VALUE - Investments in Equity Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair value of Level 3 assets	$ 7.4	$ 1.4
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of year	7.4	1.4
Unrealized gains recorded to earnings	0.7	6.0
Balance at end of year	$ 8.1	$ 7.4